Provisions for retirement benefit obligations	12 Months Ended
Dec. 31, 2025
Provisions for retirement benefit obligations.
Provisions for retirement benefit obligations

Note 15. Provisions for retirement benefit obligations

Retirement benefit obligations are determined based on the rights set forth in the national collective bargaining agreement for the French pharmaceutical industry (IDCC 176/Brochure 3104) and in accordance with IAS 19 – Employee Benefits. These rights depend on the employee’s final salary and seniority within the Company at his/her retirement date.

Principal actuarial assumptions

The following assumptions were used to measure the obligation:

	December 31,		December 31,		December 31,
Parameters	2023		2024		2025
Retirement age	65	years	65	years	65	years
Payroll taxes	41.41%		41.41%		41.41%
Salary growth rate	2.00%		2.00%		2.00%
Discount rate	3.20%		3.40%		3.95%
Mortality table	TGH/TGF 05		TGH/TGF 05		TGH/TGF 05

The discount rate corresponds to the rates of Eurozone AA-rated corporate bonds with maturities of over ten years.

Net provision

The provision recorded in respect of defined benefit schemes at the end of each reporting period is shown in the table below:

	December 31,	December 31,	December 31,
(in thousands of euros)	2023	2024	2025
Retirement benefit obligations	1,559	1,762	755
Total obligation	1,559	1,762	755

Given the absence of plan assets at December 31, 2025, 2024, and 2023, the total amount of the provision corresponds to the estimated obligation at those dates.

Changes in the net provision

Changes in the provision recorded in respect of defined benefit schemes break down as follows:

	December 31,	December 31,	December 31,
(in thousands of euros)	2023	2024	2025
Provision at beginning of period	(1,234)	(1,559)	(1,762)
Other changes (IFRIC - IAS 19)	—	59	—
Gain / (Expense) for the period	(228)	(261)	858
Actuarial gains or losses recognized in other comprehensive income	(97)	(1)	149
Provision at end of period	(1,559)	(1,762)	(755)

Breakdown of expense recognized for the period

	December 31,	December 31,	December 31,
(in thousands of euros)	2023	2024	2025
Service cost for the period	(183)	(211)	(214)
Interest cost for the period	(46)	(50)	(59)
Past service costs	—	—	964
Benefits for the period	—	—	167
Total	(228)	(261)	858

As of December 31, 2025, past service costs are recorded for € 1 million. They include a positive one-off impact of €0.8 million resulting from the reduction in retirement benefit obligations, in connection with the Strategic Pipeline Prioritization Plan.

Breakdown of actuarial gains and losses recognized in comprehensive income (loss)

The actuarial gains (losses) can be analyzed as follows:

	December 31,	December 31,	December 31,
(in thousands of euros)	2023	2024	2025
Demographic changes	(30)	13	239
Difference between expected and actual performance	—	(43)	(126)
Changes in actuarial assumptions	(67)	29	36
Total	(97)	(1)	149

Demographic differences mainly relate to salary adjustments.

Sensitivity analysis

Changes in actuarial assumptions relate to movements in the discount rate (3.95% in 2025, to 3.40% in 2024 and to 3.20% in 2023). A 0.25% change in the discount rate would have had an impact of approximately 2.2% on the obligation amount in 2025, 2.1% in 2024 and 2.2% in 2023.

31/12/2025	(in thousands of euros)
Benefit obligation at 31/12/2025 at 3.70%	772
Benefit obligation at 31/12/2025 at 3.95%	755
Benefit obligation at 31/12/2025 at 4.20%	739

31/12/2024	(in thousands of euros)
Benefit obligation at 31/12/2024 at 3.15%	1,799
Benefit obligation at 31/12/2024 at 3.40%	1,762
Benefit obligation at 31/12/2024 at 3.65%	1,726

31/12/2023	(in thousands of euros)
Benefit obligation at 31/12/2023 at 2.95%	1,595
Benefit obligation at 31/12/2023 at 3.20%	1,559
Benefit obligation at 31/12/2023 at 3.45%	1,525